Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash at bank available on demand	£ 310,634	£ 181,818
Cash held in short term deposit accounts	90,564	10,811
Total cash and cash equivalents	£ 401,198	£ 192,629